Note 10 - Goodwill	12 Months Ended
Jan. 31, 2014
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]
Note 10 - Goodwill

	January 31, 2014	January 31, 2013
Balance, beginning of year	88,297	68,005
Acquisition of subsidiaries
Impatex	3,501	-
Compudata	8,201	-
KSD	13,110	-
Infodis	-	1,339
IES	-	11,823
Exentra	-	6,231
Adjustments on account of foreign exchange	(1,930)	899
Balance, end of year	111,179	88,297

The business acquisitions of Impatex, Compudata, KSD, Infodis, IES and Exentra are described in Note 4 to these consolidated financial statements.